Supplement Dated September 3, 2021
To The Initial Summary Prospectuses Dated April 26, 2021 For

ELITE ACCESS II®, JACKSON ADVANTAGE®, PERSPECTIVE II®,
PERSPECTIVE ADVISORY II®, and RETIREMENT LATITUDES®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITIES, and
ELITE ACCESS ADVISORY II® FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY

To The Initial Summary Prospectus Dated August 16, 2021 For

JACKSON RETIREMENT INVESTMENT ANNUITYSM
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITY
Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account - I

To The Initial Summary Prospectuses Dated April 26, 2021 For

ELITE ACCESS II®, JACKSON ADVANTAGE®, PERSPECTIVE II®, and PERSPECTIVE ADVISORY II®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITIES, and
ELITE ACCESS ADVISORY II® FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY

To The Initial Summary Prospectus Dated August 16, 2021 For

JACKSON RETIREMENT INVESTMENT ANNUITYSM
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITY
Issued by
Jackson National Life Insurance Company of New York® through
JNLNY Separate Account I

This supplement updates the above-referenced initial summary prospectuses. Please read and keep it together with your initial summary prospectus for future reference. To obtain an additional copy of an initial summary prospectus, please contact us at our Annuity Service Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-644-4565; www.jackson.com. For Jackson of NY contracts, please contact us at our Jackson of NY Service Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-599-5651; www.jackson.com.

The following changes have been made to “Appendix A: (Funds Available Under the Contract)” of your initial summary prospectus, in order to reflect recent sub-adviser changes:

➢    Effective September 1, 2021, for the JNL/Mellon Equity Income Fund, Mellon Investments Corporation is deleted from the column titled “Fund and Manager (and Sub-Adviser, if applicable)” and replaced by Newton Investment Management North America, LLC.

➢    Effective September 2, 2021, for the JNL/BlackRock Global Allocation Fund, BlackRock Singapore Limited is added as a sub-sub-adviser in the column titled “Fund and Manager (and Sub-Adviser, if applicable).”

➢    Effective September 2, 2021, for the JNL/Franklin Templeton Growth Allocation Fund, ClearBridge Investments, LLC is added as a sub-sub-adviser in the column titled “Fund and Manager (and Sub-Adviser, if applicable).”
______________________________
(To be used with JMV23537ISP 04/21, JMV21086ISP 04/21, JMV23538ISP 04/21, JMV25288ISP 08/21, JMV21451ISP 04/21, JMV18691ISP 04/21, JMV21452ISP 04/21, JMV23537NYISP 04/21, JMV21086NYISP 04/21, JMV23538NYISP 04/21, JMV21451NYISP 04/21, JMV25288NYISP 08/21, and JMV18691NYISP 04/21)

CMV100309 09/21